CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) € in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Cell Therapy Manufacturing Facility
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposals of property, plant and equipment	€ 24,300
Other Disposals
Disclosure of detailed information about property, plant and equipment [line items]
Losses on disposals of property, plant and equipment	€ 457